Employee Benefit Expenses	12 Months Ended
Dec. 31, 2017
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Employee Benefit Expenses

Note 26: Employee Benefit Expenses

As of December 31, 2017, we employed 70 full-time employees, seven part-time employees and 10 senior managers under management services agreement. A split of our employees and consultants by main department and geography for the years ended December 31, 2017, 2016 and 2015 was as follows:

	At December 31,
	2017	2016	2015
By function:
Clinical & Regulatory, IP, Marketing	16	15	11
Research & Development	29	29	19
Manufacturing /Quality	26	31	42
General Administration	16	13	16
Total	87	88	88
By Geography:
Belgium	83	83	85
United States	4	5	3
Total	87	88	88

(€‘000)	For the year ended December 31,
	2017	2016	2015
Salaries, wages and bonuses	5,461	5,994	5,181
Executive Management team compensation	2,563	2,900	1,843
Share-based payments	2,569	2,847	796
Social security	1,277	1,362	1,280
Post employment benefits	220	215	202
Hospitalisation insurance	118	151	40

Total Employee Benefit Expenses	12,207	13,469	9,342